SUPPLEMENT TO THE PROSPECTUS OF
                          EVERGREEN SELECT EQUITY TRUST



I.       Evergreen Select Common Stock Fund

         Effective January 4, 1999, the prospectus and Statement of Additional Information of the Fund is hereby supplemented as follows:

         Name

         The name of the Fund will change to Evergreen Select Core Equity Fund.

         Expenses

         The tables under the section entitled "Expenses" for the Evergreen Select Common Stock Fund have been restated to reflect a change in the waiver amounts for Management Fees and Other Expenses. Management Fees, Other Expenses and Total Operating Expenses of the Fund will now be as follows:

(Institutional Shares):

         Annual Fund Operating Expenses (as a percentage of average daily net assets)

         Management Fees                                      Other                        Total Operating Expenses
         (After Expense Waivers)          12b-1 Fees          Expenses                     (After Expense Waivers)

                0.60%                      NONE                0.10%                          0.70%

         Absent  expense  waivers  and/or  reimbursements,  the Total  Operating
Expenses for the Fund would be:

         Management Fees                  12b-1 Fees          Other Expenses          Total Operating Expenses

                0.70%                      NONE                0.10%                          0.80%


(Institutional Service Shares):

         Annual Fund Operating Expenses (as a percentage of average daily net assets)


         Management Fees                                      Other                      Total Operating Expenses
         (After Expense Waivers)          12b-1 Fees          Expenses                   (After Expense Waivers)

                0.60%                      0.25%               0.10%                          0.95%


         Absent  expense  waivers  and/or  reimbursements,  the Total  Operating
Expenses for the Fund would be:

         Management Fees                  12b-1 Fees          Other Expenses             Total Operating Expenses

                0.70%                      0.25%               0.10%                          1.05%


January 4, 1999

II.      Evergreen Select Equity Index Fund, Evergreen Select Strategic Growth
         Fund

         The prospectuses of the Funds, dated November 1, 1998, are hereby supplemented to reflect the following edits to the section entitled "Portfolio Managers" under "Fund Organization and Service Providers."


Evergreen Select            David M. Chow has managed the Strategic Growth Fund since September 1998.  Mr.
Strategic Growth Fund       Chow has over 4 years of investment experience.  He is currently responsible for  portfolio  management, risk  management, and quantitative research.
                            Prior to joining First Capital  Group in September  1998,  he served as an investment associate/portfolio manager for FUNB's First Investment Advisors servicing high net worth for individuals from  September 1994 to September
                            1998.  In addition to being a Chartered Financial Analyst, Mr. Chow is a member of the North Carolina Society of Financial Analysts.

Evergreen Select            Eric M. Teal has managed the Equity Index Fund since December 1998.  Mr. Teal,
Equity Index Fund           Vice President and quantitative equity analyst, joined FUNB in September 1993 and currently heads the Quantitative Analysis/Portfolio Management Unit within FUNB. He also manages Evergreen Select Diversified Value Fund and is responsible for risk analysis and quantitative management for other Evergreen
                            Select Equity Funds.


January 4, 1999



III. Evergreen Select Strategic Value Fund, Evergreen Select Diversified Value Fund, Evergreen Select Large Cap Blend Fund, Evergreen Select Core Equity Fund, Evergreen Select Strategic Growth Fund, Evergreen Select Equity Income Fund, Evergreen Select Small Company Value Fund, Evergreen Select Social Principles Fund, Evergreen Select Balanced Fund, Evergreen Select Equity Index Fund, Evergreen Select Small Cap Growth Fund


       Effective March 12, 1999, the Funds may invest up to 10% of their assets in foreign securities, including securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar-denominated commercial paper of foreign issuers), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.

        The Funds may also buy and sell futures and options on futures relating to foreign currencies.

        There are special risks associated with international investing:

o Currency Risk--The possibility that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities.

o           Volatility--Investments   in  foreign  stock  markets  can  be  more
            volatile than investments in U.S. markets. Diplomatic, political or economic developments could affect investment in foreign countries.

o Expense Considerations--Fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements for handling U.S. securities of equal value.

o Foreign Taxes--Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the securities comprising the portfolio.

o Regulatory Environment--Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.



April 23, 1999


IV.      Evergreen Select Equity Income Fund


         On May 14, 1999, the Board of Trustees of Evergreen Select Equity Income Fund ("Equity Income") approved a proposal to reorganize Equity Income into Evergreen Select Core Equity Fund ("Core Equity"). If the shareholders of Equity Income approve the proposal, all of the assets of Equity Income will be transferred to Core Equity and shareholders of Equity Income will receive shares of Core Equity in exchange for their shares. Shareholders of Equity Income as of May 28, 1999 are scheduled to vote on the proposal at a special meeting of shareholders to be held on July 30, 1999. If approved, the reorganization is proposed to take place on July 30, 1999. Shareholders of Equity Income will be mailed information detailing the proposal on or about June 25, 1999.



June 1, 1999


V. Evergreen Select Balanced Fund, Evergreen Select Large Cap Blend Fund, Evergreen Select Social Principles Fund


         Effective June 10, 1999, the prospectus of the Funds, dated November 1, 1998, is hereby supplemented to reflect the following edits to the section entitled "Portfolio Managers" under "Fund Organization and Service Providers."


Evergreen Select            Rollin Williams has over 29 years of investment and banking management Fund
Balanced Fund               experience.  In addition to managing FUNB's Diversified Bond Group Trust and the Evergreen U.S. Government Fund, he is also responsible for the management of over $2.2 billion in fixed income portfolios.  Since joining FUNB in 1993,
                            Mr. Williams has been a Vice President and Senior Portfolio Manager.

                            Lester  Rich has has  over 17  years  of  investment experience.  Mr. Rich is an equity portfolio manager within Meridian Investment Company who maintains sector analytical responsibilities. Prior to joining Meridian in 1990, Mr. Rich served as a portfolio manager with First Fidelity Bank.

Evergreen Select            Lester Rich also acts as portfolio manager of the Evergreen  Select Balanced
Large Cap Blend Fund        Fund.


Evergreen Select Social     A.  Jay  Zelko is manager of the Social Principles Fund.  Mr. Zelko also works
Principles Fund             in conjunction with the Select Large Cap Blend Fund investment process and is responsible for the management of institutional portfolios following these disciplines.  Prior to joining First Capital Group in 1994, Mr. Zelko served as a relationship manager with Wachovia Bank of North Carolina.



June 14, 1999

VI.      Evergreen Select Small Company Value Fund

         Effective June 14, 1999, the prospectus of the Fund, dated November 1, 1998, is hereby supplemented to reflect the following edits to the section entitled "Portfolio Managers" under "Fund Organization and Service Providers."


Evergreen Select Small      The day-to-day management of the Fund is handled by Connie Unger and Peter
Company Value Fund          Kovalski.  Ms. Unger has worked as a co-manager on the Fund since joining
                            EAMC in April 1998. From 1996 to 1998, she was a senior equity analyst at
                            Seagall, Bryant and Hamil Investment Counsel; from 1993 to 1996, she was a Vice President and senior equity analyst at Society Asset Management;
                            and from 1988 to 1991, she worked as a portfolio manager and analyst at
                            Bankers Trust.  Ms. Unger has 13 years of investment management experience.

                            Peter  Kovalski  has been an analyst  and  portfolio manager since joining
                            EAMC in September 1992. He has 15 years of experience in the financial services industry, working as an equity analyst at Ryan, Beck and Co.,
                            Williams Securities Group and International Assets Advisory Corp.




June 14, 1999                                                                              549383-699
